COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of commitments [text block] [Abstract]
Schedule of letters of credit, certificates of deposits and warranty insurance policies
			Value	Release
Creditor Guarantee	Debtor	Type	ThUS$	date
Superintendencia Nacional de Aduanas y de Administración Tributaria	Latam Airlines Perú S.A.	Twenty six letters of credit	188,524	Jan-20-21
Aena Aeropuertos S.A.	Latam Airlines Group S.A.	Four letters of credit	2.871	Dec-04-21
American Alternative Insurance Corporation	Latam Airlines Group S.A.	Eight letters of credit	4,240	Apr-05-21
Comisión Europea	Latam Airlines Group S.A.	One letter of credit	9,682	Mar-29-21
Empresa Pública de Hidrocarburos del Ecuador EP Petroecuador	Latam Airlines Group S.A.	One letter of credit	1,500	Jun-18-21
Metropolitan Dade County	Latam Airlines Group S.A.	Seven letters of credit	2,463	Apr-09-21
BBVA	Latam Airlines Group S.A.	One letter of credit	4,476	Jan-16-22
JFK International Air Terminal LLC.	Latam Airlines Group S.A.	One letter of credit	2,300	Jan-27-21
Sociedad Concesionaria Pudahuel S.A.	Latam Airlines Group S.A.	Sixteen letters of credit	1,953	Apr-01-21
Servicio Nacional de Aduanas	Latam Airlines Group S.A.	Five letters of credit	2,574	Apr-01-21
Tesorería Nacional de la República	Latam Airlines Group S.A.	Five letters of credit	1,416	Apr-30-21
Procon	Tam Linhas Aéreas S.A.	Eleven insurance policy guarantee	14,972	Apr-01-21
União Federal	Tam Linhas Aéreas S.A.	Six insurance policy guarantee	53,718	Nov-09-21
Procuradoria da Fazenda Nacional	Tam Linhas Aéreas S.A.	One letter of credit	6,060	Aug-10-21
Tribunal de Justição de São Paulo.	Tam Linhas Aéreas S.A.	Two insurance policy guarantee	1,047	Sep-23-24
17a Vara Cível da Comarca da Capital de João Pessoa/PB.	Tam Linhas Aéreas S.A.	An insurance policy guarantee	2,300	Jun-25-23
14ª Vara Federal da Seção Judiciária de Distrito Federal	Tam Linhas Aéreas S.A.	An insurance policy guarantee	1,373	May-29-25
Vara das Execuções Fiscais Estaduais	Tam Linhas Aéreas S.A.	Two insurance policy guarantee	2,722	Jul-05-23
Vara Civel Campinas SP	Tam Linhas Aéreas S.A.	An insurance policy guarantee	1,487	Jun-14-24
JFK International Air Terminal LLC.	Tam Linhas Aéreas S.A.	An letter of credit	1,300	Jan-10-21
7ª Turma do Tribunal Regional Federal da 1ª Região	Tam Linhas Aéreas S.A.	An insurance policy guarantee	41,993	Apr-20-23
Vara de Execuções Fiscais Estaduais da Comarca de São Paulo	Tam Linhas Aéreas S.A.	Three insurance policy guarantee	10,775	Jul-05-23
Bond Safeguard Insurance Company	Tam Linhas Aéreas S.A.	Four insurance policy guarantee	2,700	Jul-14-21
União Federal Fazenda Nacional	Tam Linhas Aéreas S.A.	Four insurance policy guarantee	2,304	Nov-16-25
Unia o Federal	ABSA Linhas Aereas Brasileira S.A.	Four insurance policy guarantee	31,247	Feb-22-21
Vara Federal da Subseção de Campinas SP	ABSA Linhas Aereas Brasileira S.A.	An insurance policy guarantee	1,560	Feb-20-23
Tribunal de Justição de São Paulo.	ABSA Linhas Aereas Brasileira S.A.	Two insurance policy guarantee	5,084	Sep-23-24
7ª Turma do Tribunal Regional Federal da 1ª Região	ABSA Linhas Aereas Brasileira S.A.	An insurance policy guarantee	1,638	May-07-23
			404,279